Fees Summary	Dec. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 829,000
Previously Paid Amount	0.00
Total Fee Amount	126.92
Total Offset Amount	0.00
Net Fee	126.92
Narrative - Max Aggregate Offering Price	$ 829,000
Final Prospectus	true